Accrued Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Accrued Liabilities [Line Items]
Accrued outsourced development	$ 838
Accrued professional fees	603	740
Accrued royalties	308	128
Accrued advertising expenses	613	421
Accrued incentive to distributors	71	137
Accrued director compensation and liability insurance	155	424
Other	877	767
Accrued expenses	$ 3,465	$ 2,617